UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Argonaut Capital Management Corp.
Name:        Brian Kessler
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       212-752-6988


Signature, Place and Date of Signing:

/s/ Brian Kessler                    New York, NY           August 6, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $27,088

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.
2.       028- 14211               Argonaut Global Macro Fund, Ltd.
3.       028- 14738               Argonaut Capital, L.P.
4.       028- 14736               Argonaut Macro Partnership, L.P.

                                                        FORM 13F INFORMATION TABLE
                                                             June 30, 2012




COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MNGRS    SOLE  SHARED  NONE
ALTRIA GROUP INC              COM                02209S103   1,615    46,751   SH       SHARED-DEFINED    1,3    46,751   0      0
AMERICAN TOWER CORP NEW       COM                03027X100   1,292    18,479   SH       SHARED-DEFINED    1,3    18,479   0      0
APPLE INC                     COM                037833100   6,595    11,293   SH       SHARED-DEFINED    1,3    11,293   0      0
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR      03524A108   1,179    14,803   SH       SHARED-DEFINED    1,3    14,803   0      0
CBS CORP NEW                  CL B               124857202     607    18,508   SH       SHARED-DEFINED    1,3    18,508   0      0
COCA COLA CO                  COM                191216100   1,387    17,743   SH       SHARED-DEFINED    1,3    17,743   0      0
COINSTAR INC                  COM                19259P300   1,245    18,128   SH       SHARED-DEFINED    1,3    18,128   0      0
DREAMWORKS ANIMATION SKG INC  CL A               26153C103     572    30,000   SH       SHARED-DEFINED    1,3    30,000   0      0
JPMORGAN CHASE & CO           COM                46625H900     495    13,860   SH       SHARED-DEFINED    1,3    13,860   0      0
MASTERCARD INC                CL A               57636Q104     874     2,033   SH       SHARED-DEFINED    1,3     2,033   0      0
MERITAGE HOMES CORP           COM                59001A102     903    26,600   SH       SHARED-DEFINED    1,3    26,600   0      0
MICROSOFT CORP                COM                594918104   1,472    48,110   SH       SHARED-DEFINED    1,3    48,110   0      0
PHILIP MORRIS INTL INC        COM                718172109   3,382    38,760   SH       SHARED-DEFINED    1,3    38,760   0      0
RALPH LAUREN CORP             CL A               751212101   1,247     8,900   SH       SHARED-DEFINED     3      8,900   0      0
REGAL ENTMT GROUP             CL A               758766109     504    36,600   SH       SHARED-DEFINED    1,3    36,600   0      0
SANDRIDGE PERMIAN TR          COM UNIT BEN INT   80007A102     497    24,531   SH       SHARED-DEFINED    1,3    24,531   0      0
SPDR S&P 500 ETF TR           TR UNIT            78462F103     653     7,500   SH       SHARED-DEFINED  1,2,3,4   7,500   0      0
STARBUCKS CORP                COM                855244109     493     9,253   SH       SHARED-DEFINED    1,3     9,253   0      0
TRANSDIGM GROUP INC           COM                893641100   1,019     7,587   SH       SHARED-DEFINED    1,3     7,587   0      0
WHOLE FOODS MKT INC                              966837106   1,057    11,090   SH       SHARED-DEFINED    1,3    11,090   0      0

                                                 Total      27,088



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